Long-term debt	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term debt
Note 19: Long-term debt

On May 28, 2003, the Bank issued US $125 million of Subordinated Lower Tier II capital notes. The notes were issued at par and in two tranches, namely US $78 million in Series A notes due 2013 and US $47 million in Series B notes due 2018. The issuance was by way of private placement with US institutional investors. The notes are listed on the Bermuda Stock Exchange (“BSX”) in the specialist debt securities category. Part of the proceeds of the issue were used to repay the entire amount of the US $75 million outstanding subordinated notes redeemed in July 2003. The notes issued under Series A paid a fixed coupon of 3.94% until May 27, 2008 when it was redeemed in whole by the Bank. The Series B notes paid a fixed coupon of 5.15% until May 27, 2013 when they became redeemable in whole at the Bank’s option. The Series B notes were priced at a spread of 1.35% over the 10-year US Treasury yield.

On June 27, 2005, the Bank issued US $150 million of Subordinated Lower Tier II capital notes. The notes were issued at par in two tranches, namely US $90 million in Series A notes due 2015 and US $60 million in Series B notes due 2020. The issuance was by way of private placement with US institutional investors. The notes are listed on the BSX in the specialist debt securities category. The notes issued under Series A paid a fixed coupon of 4.81% until July 2, 2010 after which the coupon rate became floating and the principal became redeemable in whole at the Bank's option. The Series B notes paid a fixed coupon of 5.11% until July 2, 2015 when they also became redeemable in whole at the Bank’s option. The Series A notes were priced at a spread of 1.00% over the five-year US Treasury yield and the Series B notes were priced at a spread of 1.10% over the 10-year US Treasury yield. During September 2011, the Bank repurchased a portion of the outstanding 5.11% 2005 Series B Subordinated notes (“the Note”). The face value of the portion of the Note repurchased was $15 million and the purchase price paid for the repurchase was $13.875 million, which realized a gain of $1.125 million. During January 2014, the Bank fully redeemed the 2005 issuance Series A subordinated debt for its nominal value of $90 million.

On May 27, 2008, the Bank issued US $78 million of Subordinated Lower Tier II capital notes. The notes were issued at par and in two tranches, namely US $53 million in Series A notes due 2018 and US $25 million in Series B notes due 2023. The issuance was by way of private placement with US institutional investors. The notes are listed on the BSX in the specialist debt securities category. The proceeds of the issue were used to repay the entire amount of the US $78 million outstanding subordinated notes redeemed in May 2008. The notes issued under Series A paid a fixed coupon of 7.59% until May 27, 2013 when they became redeemable in whole at the option of the Bank. In May 2013, the Bank exercised its option to redeem the Series A note outstanding at face value. The Series B notes pay a fixed coupon of 8.44% until May 27, 2018 when they become redeemable in whole at the Bank’s option. The Series B notes were priced at a spread of 4.51% over the 10-year US Treasury yield.

No interest was capitalized during the years ended December 31, 2017, 2016 and 2015.

In the event the Bank would be in a position to redeem long-term debt, priority would go to the redemption of the higher interest-bearing Series, subject to availability relative to the earliest date the Series is redeemable at the Bank's option.

The following table presents the contractual maturity and interest payments for long-term debt issued by the Bank as at December 31, 2017. The interest payments are calculated until contractual maturity using the current LIBOR rates.

						Interest payments until contractual maturity
Long-term debt	Earliest date redeemable at the Bank's option	Contractual maturity date	Interest rate until date redeemable	Interest rate from earliest date redeemable to contractual maturity	Principal Outstanding	Within 1 year	1 to 5 years	After 5 years
Bermuda
2003 issuance - Series B	May 27, 2013	May 27, 2018	5.15%	3 months US$ LIBOR + 2.000%	47,000	874	—	—
2005 issuance - Series B	July 2, 2015	July 2, 2020	5.11%	3 months US$ LIBOR + 1.695%	45,000	1,548	2,709	—
2008 issuance - Series B	May 27, 2018	May 27, 2023	8.44%	3 months US$ LIBOR + 4.929%	25,000	1,902	6,723	833
Total					117,000	4,324	9,432	833